Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Minimum [Member] | Public Subsidiaries [Member]
Segment Reporting Information [Line Items]
Number of lines of businesses	1